Note 10 - Financial Instruments - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Interest rate contracts	$ 88,176
Interest rate contracts	183,356	240,181
Total derivative liabilities	$ 271,532	$ 240,181